Combined Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 49,600	$ 99,790	$ 39,348
Accounts receivable, net of allowances of $751, $1,150 and $790 as of December 31, 2020 and 2019 and March 31, 2021 (unaudited), respectively	30,279	29,086	25,980
Income tax receivable	1,424	1,262	974
Prepaid expenses and other current assets	9,491	5,584	5,065
Total current assets	90,794	135,722	71,367
Property and equipment, net	27,787	19,590	13,407
Operating lease right-of-use assets	33,579	13,697	10,282
Deferred taxes	3,313	2,982	3,723
Goodwill	860,496	874,083	836,643
Intangible assets, net	13,211	27,374	74,774
Other assets, net	9,611	6,287	3,587
Total assets	1,038,791	1,079,735	1,013,783
Current liabilities:
Accounts payable	174	5,542	1,970
Due to affiliates	20,435	8,023	1,959
Accrued liabilities and other	21,823	21,976	13,891
Accrued interest payable	438	2,477	937
Current operating lease liabilities	3,157	2,860	2,110
Income taxes payable	2,212	4,447	4,011
Current portion of deferred revenue	9,462	9,502	7,911
Total current liabilities	57,701	54,827	32,789
Long-term liabilities:
Due to affiliates	304,030	372,650	394,400
Deferred revenue, net of current portion	120	168	261
Non-current deferred taxes	3,796	5,846	10,633
Non-current operating lease liabilities	39,459	14,641	11,917
Other long-term liabilities	410	406	87
Total liabilities	405,516	448,538	450,087
Commitments and contingencies (Note 12)
Parent company net investment:
Parent company net investment	598,196	582,206	557,119
Accumulated other comprehensive income	35,079	48,991	6,577
Total parent company net investment	633,275	631,197	563,696
Total liabilities and parent company net investment	$ 1,038,791	$ 1,079,735	$ 1,013,783